SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Trade and other payable
Amounts payable to related parties	$ (45,791,836)	$ (36,736,247)	$ (29,833,257)
Parent company
Trade and other payable
Trade payable	(644,191)	(670,730)	(193,718)
Parents companies and related parties to Parents
Trade and other payable
Net loans payables	(3,491,691)	(6,657,266)	(9,578,921)
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(218,068)	(281,347)	(2,338,727)
Shareholders and other related parties
Trade and other payable
Trade payable	(35,292)	(44,579)	(52,864)
Joint ventures
Trade and other payable
Trade payable	$ (41,402,594)	$ (29,082,325)	$ (17,669,027)